CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares subject to possible redemption	Class A ordinary shares subject to possible redemption Common Stock	Class B Common Stock Common Stock
Increase (Decrease) in Stockholders' Equity
Sale of Private Placement Units (in shares)					3,500,000
Balance at the beginning at Dec. 31, 2020	$ 5,000	$ 24,280	$ (20,000)		$ 0	$ 720
Balance at the beginning (in shares) at Dec. 31, 2020					0	7,200,000
Increase (Decrease) in Stockholders' Equity
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses	$ 214,438,838	214,436,408			$ 2,430
Sale of units (in shares)	24,300,287				24,300,287
Sale of 3,500,000 Private Placement Units	$ 35,000,000	34,999,650			$ 350
Sale of Private Placement Warrants	6,860,057	6,860,057
Ordinary shares subject to redemption (as restated)	(243,002,870)	(243,000,440)			$ (2,430)
Ordinary shares subject to redemption (as restated) (in shares)					(24,300,287)
Surrender and cancellation of Founder Shares		25				$ (25)
Surrender and cancellation of Founder Shares (in shares)						(249,928)
Over-allotment option liability	(296,905)	(296,905)
Remeasurement for Class A ordinary shares subject to redemption amount				$ (12,681,484)
Expenses paid by the Sponsor	669,106	669,106
Net income (loss)	(6,527,175)		(6,527,175)
Balance at the end at Dec. 31, 2021	7,146,051	13,692,181	(6,547,175)		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2021					3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Derecognition of deferred underwriting fee	8,322,442	8,322,442
Remeasurement for Class A ordinary shares subject to redemption amount	(3,625,617)	(3,625,617)
Net income (loss)	8,735,542		8,735,542
Balance at the end at Dec. 31, 2022	$ 20,578,418	$ 18,389,006	$ 2,188,367		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2022					3,500,000	6,950,072